Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Current provision [Abstract]
Federal	$ 890	$ 1,301	$ 1,129
State	120	147	90
Deferred provision [Abstract]
Federal	251	113	62
State	(12)	19	1
Total Deferred Provision for income taxes	239	132	63
Total Current and Deferred Provision for income taxes	1,249	1,580	1,282
Difference between statutory federal income tax rate and effective tax rate [Abstract]
Federal statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	2.10%	2.60%	2.20%
Medicare Part D Subsidy	0.00%	0.00%	1.30%
Other	(0.10%)	(0.80%)	(0.50%)
Effective income tax rate	37.00%	36.80%	38.00%
Deferred tax assets [Abstract]
Postretirement benefits	217	214
Compensation and benefits	182	165
Insurance	157	226
Accrued rent	142	112
Tax benefits	214	327
Stock compensation	189	179
Inventory	96	143
Other	92	78
Subtotal deferred tax assets	1,289	1,444
Less: Valuation Allowance	19	91
Total Deferred Tax Assets	1,270	1,353
Deferred tax liabilities [Abstract]
Accelerated depreciation	1,332	1,176
Inventory	534	476
Intangible assets	28	49
Other	80	31
Total Deferred Tax Liabilities	1,974	1,732
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	171
Net deferred tax liabilities	704	379
Income taxes paid	1,203	1,320	1,195
Balance at beginning of year	94	93	128
Gross increases related to tax positions in a prior period	100	25	12
Gross decreases related to tax positions in a prior period	(49)	(68)	(57)
Gross increases related to tax positions in the current period	53	54	37
Settlements with taxing authorities	(1)	(8)	(21)
Lapse of statute of limitations	0	(2)	(6)
Balance at end of year	197	94	93
Unrecognized tax benefits would favorably impact the effective tax rate if recognized	118	81	57
Accrued Interest and penalties in income tax provision	23	24
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	328
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 1,248